Acquisition (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Acquisition [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	14
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	10
Business Combination, Step Acquisition, Equity Interest in Acquiree, Carrying Value	5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	29		$ 18
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	4
Goodwill, Acquired During Period		$ 10	13
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 5
Working Capital Acquisition			5
Intangibles Acquired			16
Goodwill			$ 13